Commitments and Contingencies - Schedule of Leases Supplemental Quantitative Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ (216)	$ (167)	$ (746)	$ (654)
ROU assets obtained in exchange for new operating lease liabilities			$ 320	$ 0
Weighted average remaining lease term in years—operating leases	1 year 4 months 24 days	2 years 7 months 6 days	1 year 9 months 18 days	2 years 9 months 18 days
Weighted average discount rate—operating leases	11.80%	12.20%	11.80%	12.20%